Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Series A A A Preferred Stock [Member]
Statement [Line Items]
December 31, 2021 (restated)	$ 3	$ 3
Shares, Outstanding, Beginning Balance	31,413	31,413
Stock issued for services
Incentive common stock shares and warrants issued with debt
Common stock and pre-funded warrants issued under public offering, net of issuance costs
Common stock issued under cashless warrant exercises and exercise of pre-funded warrants
Stock based compensation
Conversion of convertible debt to common stock and warrants
Net Loss
Balance, at March 31, 2022 (restated)	$ 3	$ 3
Shares, Outstanding, Ending Balance	31,413	31,413
Series E Preferred Stocks [Member]
Statement [Line Items]
December 31, 2021 (restated)	$ 6	$ 6
Shares, Outstanding, Beginning Balance	61,688	61,688
Stock issued for services
Incentive common stock shares and warrants issued with debt
Common stock and pre-funded warrants issued under public offering, net of issuance costs
Common stock issued under cashless warrant exercises and exercise of pre-funded warrants
Stock based compensation
Conversion of convertible debt to common stock and warrants
Net Loss
Balance, at March 31, 2022 (restated)	$ 6	$ 6
Shares, Outstanding, Ending Balance	61,688	61,688
Common Stock [Member]
Statement [Line Items]
December 31, 2021 (restated)	$ 931	$ 650
Shares, Outstanding, Beginning Balance	9,311,639	6,460,751
Stock issued for services		$ 5
Stock issued for services, shares		50,000
Incentive common stock shares and warrants issued with debt	$ 53
Incentive common stock shares and warrants issued with debt, shares	522,727
Common stock and pre-funded warrants issued under public offering, net of issuance costs	$ 378
Common stock and pre-funded warrants issued under public offering, net of issuance costs, shares	3,777,634
Common stock issued under cashless warrant exercises and exercise of pre-funded warrants	$ 344
Common stock issued under cashless warrant exercises and exercise of pre-funded warrants, shares	3,439,893
Stock based compensation
Conversion of convertible debt to common stock and warrants		$ 145
Conversion of convertible debt to common stock and warrants, shares		1,443,333
Net Loss
Balance, at March 31, 2022 (restated)	$ 1,706	$ 800
Shares, Outstanding, Ending Balance	17,051,893	7,954,084
Additional Paid-in Capital [Member]
Statement [Line Items]
December 31, 2021 (restated)	$ 211,845,452	$ 206,712,907
Stock issued for services		84,495
Incentive common stock shares and warrants issued with debt	708,411
Common stock and pre-funded warrants issued under public offering, net of issuance costs	3,207,122
Common stock issued under cashless warrant exercises and exercise of pre-funded warrants	(344)
Stock based compensation	12,304	34,416
Conversion of convertible debt to common stock and warrants		2,680,020
Net Loss
Balance, at March 31, 2022 (restated)	215,772,945	209,511,838
Treasury Stock, Common [Member]
Statement [Line Items]
December 31, 2021 (restated)	$ (1,350,000)	$ (1,350,000)
Shares, Outstanding, Beginning Balance	37,500	37,500
Stock issued for services
Incentive common stock shares and warrants issued with debt
Common stock and pre-funded warrants issued under public offering, net of issuance costs
Common stock issued under cashless warrant exercises and exercise of pre-funded warrants
Stock based compensation
Conversion of convertible debt to common stock and warrants
Net Loss
Balance, at March 31, 2022 (restated)	$ (1,350,000)	$ (1,350,000)
Shares, Outstanding, Ending Balance	37,500	37,500
Retained Earnings [Member]
Statement [Line Items]
December 31, 2021 (restated)	$ (210,507,222)	$ (202,444,894)
Stock issued for services
Incentive common stock shares and warrants issued with debt
Common stock and pre-funded warrants issued under public offering, net of issuance costs
Common stock issued under cashless warrant exercises and exercise of pre-funded warrants
Stock based compensation
Conversion of convertible debt to common stock and warrants
Net Loss	(1,716,804)	(2,440,044)
Balance, at March 31, 2022 (restated)	(212,224,026)	(204,884,938)
December 31, 2021 (restated)	(10,830)	2,918,672
Stock issued for services		84,500
Incentive common stock shares and warrants issued with debt	708,464
Common stock and pre-funded warrants issued under public offering, net of issuance costs	3,207,500
Common stock issued under cashless warrant exercises and exercise of pre-funded warrants
Stock based compensation	12,304	34,416
Conversion of convertible debt to common stock and warrants		2,680,165
Net Loss	(1,716,804)	(2,440,044)
Balance, at March 31, 2022 (restated)	$ 2,200,634	$ 3,277,709